Note 1 - Summary of Significant Accounting Policies (Details Textual) - AUD ($)				12 Months Ended
	Jul. 01, 2024	Jul. 01, 2023	Jul. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
Research and Development Tax Incentive Income, Refundable Tax Offset, Percentage				43.50%
Research and Development Tax Incentive Income, Maximum Aggregated Turnover to Refundable Tax Offset				$ 20,000,000
Research and Development Tax Incentive Income, Non-refundable Tax Offset, Percentage				38.50%
Research and Development Tax Incentive Income, Minimum Aggregated Turnover to Non-refundable Tax Offset				$ 20,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned, Current				$ 2,204,620	$ 3,495,930
Defined Contribution Superannuation Funds [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	11.50%	11.00%	10.50%
Registered Retirement Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				5.00%
Minimum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				1.00%
Maximum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				2.00%
Maximum [Member] | US 401K Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				10.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life				3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life				10 years